Shareholder Report, Holdings (Details)	Jan. 31, 2025	[1]
The Tax-Exempt Fund of California® - Class A [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Tax-Exempt Fund of California® - Class A [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
The Tax-Exempt Fund of California® - Class A [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Tax-Exempt Fund of California® - Class A [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
The Tax-Exempt Fund of California® - Class A [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Tax-Exempt Fund of California® - Class A [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.12%
The Tax-Exempt Fund of California® - Class A [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[2]
The Tax-Exempt Fund of California® - Class C [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Tax-Exempt Fund of California® - Class C [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
The Tax-Exempt Fund of California® - Class C [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Tax-Exempt Fund of California® - Class C [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
The Tax-Exempt Fund of California® - Class C [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Tax-Exempt Fund of California® - Class C [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.12%
The Tax-Exempt Fund of California® - Class C [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[2]
The Tax-Exempt Fund of California® - Class T [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Tax-Exempt Fund of California® - Class T [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
The Tax-Exempt Fund of California® - Class T [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Tax-Exempt Fund of California® - Class T [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
The Tax-Exempt Fund of California® - Class T [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Tax-Exempt Fund of California® - Class T [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.12%
The Tax-Exempt Fund of California® - Class T [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[2]
The Tax-Exempt Fund of California® - Class F-1 [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Tax-Exempt Fund of California® - Class F-1 [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
The Tax-Exempt Fund of California® - Class F-1 [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Tax-Exempt Fund of California® - Class F-1 [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
The Tax-Exempt Fund of California® - Class F-1 [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Tax-Exempt Fund of California® - Class F-1 [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.12%
The Tax-Exempt Fund of California® - Class F-1 [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[2]
The Tax-Exempt Fund of California® - Class F-2 [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Tax-Exempt Fund of California® - Class F-2 [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
The Tax-Exempt Fund of California® - Class F-2 [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Tax-Exempt Fund of California® - Class F-2 [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
The Tax-Exempt Fund of California® - Class F-2 [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Tax-Exempt Fund of California® - Class F-2 [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.12%
The Tax-Exempt Fund of California® - Class F-2 [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[2]
The Tax-Exempt Fund of California® - Class F-3 [Member] | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
The Tax-Exempt Fund of California® - Class F-3 [Member] | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.58%
The Tax-Exempt Fund of California® - Class F-3 [Member] | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.84%
The Tax-Exempt Fund of California® - Class F-3 [Member] | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
The Tax-Exempt Fund of California® - Class F-3 [Member] | Below Investment Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Tax-Exempt Fund of California® - Class F-3 [Member] | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.12%
The Tax-Exempt Fund of California® - Class F-3 [Member] | Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
[2]	Includes derivatives.